Other income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other income.
Grant income	€ 870	€ 1,632	€ 3,188
Rental income from property subleases	625	196	47
Total other income.	€ 1,495	€ 1,828	€ 3,235